Debt - Debt, Net of Debt Discount and Issuance Costs (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt	$ 177,735	$ 122,692	$ 110,999
Less debt, current	177,735	122,692	0
Debt, non-current	0	0	110,999
Credit facility | Senior Credit Facility
Debt Instrument [Line Items]
Total debt	0	0
PPP loan
Debt Instrument [Line Items]
Total debt		0	10,000
Convertible notes
Debt Instrument [Line Items]
Total debt	177,735	122,692	$ 100,999
Convertible notes | Convertible Notes Facility
Debt Instrument [Line Items]
Total debt	$ 177,735	$ 122,692